---------------------------
--------------------------------------------------------------------------------
                      1995
                      1995
                      1995
                      1995
                      1995
                                      SMITH BARNEY
                                      MASSACHUSETTS
                                      MUNICIPALS
                                      FUND
                                      ------------------------------------------
                                      November 30, 1995

                                     [Logo]  Smith Barney Mutual Funds
                                             Investing for your future.
                                             Every day.






      A     N     N     U     A     L          R     E     P     O     R     T

--------------------------------------------------------------------------------
Smith Barney Massachusetts Municipals Fund
--------------------------------------------------------------------------------

            DEAR SHAREHOLDER:

                      We are pleased to provide the annual report for the year ended November 30, 1995 for Smith Barney Massachusetts Municipals Fund.

            In this report, we summarize the period's prevailing economic and market conditions. A more detailed summary of performance and current holdings can be found in the appropriate sections that follow in the annual report.


            ECONOMIC AND MUNICIPAL BOND
            MARKET OVERVIEW

            The tax exempt market over the past twelve months has been anything but dull. Following six interest rate increases by the Federal Reserve in 1994, economic growth and inflation subsided during 1995. At this point in time, however, the fixed income markets are rallying, perhaps having concluded that the Federal Reserve has achieved the goal of a soft landing for the economy. While participating in the fixed income markets' overall rally, the municipal bond market has lagged somewhat. Other factors that have had an impact on the municipal bond market include the strong performance of the equity markets, the spillover effect of the bankruptcy filing by Orange County, California and the current federal budget impasse in Washington, D.C.

While there are certainly some near-term risks at current market levels, our long-term outlook for inflation and interest rates is positive. We believe long-term municipal bonds offer investors excellent value relative to taxable investments. At more than 90% of the yield on 30-year Treasury bonds, all but the most radical of tax reform proposals are fully discounted in current long-term municipal bond prices.

In our view, the Federal Reserve will likely find it necessary to lower short-term interest rates over the upcoming months to maintain steady economic growth. A positive resolution of the current budget debate in Washington, D.C. would perhaps help to accelerate the pattern of Federal Reserve easing. An equally important factor to the municipal bond market, however, is the outlook for a continued low level of inflation.

MASSACHUSETTS ECONOMIC HIGHLIGHTS

From a budgetary standpoint, Massachusetts had one of the best turnarounds we have ever seen. Much of the credit should go to fiscally conservative Republican Governor William F. Weld for implementing management and budgetary reforms and working well with a predominately Democratic state legislature. In September, Moody's Investor Services Inc. and Standard & Poor's Corporation, two nationally recognized mutual fund rating organizations, lifted the Bay State's bond rating to 'A' from 'Baa' and 'BBB,' respectively. In addition, the Massachusetts state budget is based on genuine revenues and expenditures and does not rely on one-time cash infusions.

On the economic front, Massachusetts has also begun to experience a turnaround. The Commonwealth has created approximately 15,000 quality jobs in high-tech industries such as communications, biotechnology and software since 1991. However, it should be noted that this job growth has yet to make up for job losses from previous layoffs in the defense and computer industries.

PORTFOLIO UPDATE

The one-year total return of Smith Barney Massachusetts Municipals Fund was 20.73% for Class A shares. The Fund's average weighted maturity at the end of November 30, 1995 was 20.72 years.

At this time, we would like to thank you for your investment in Smith Barney Massachusetts Municipals Fund.

Sincerely,

/s/ HEATH B. MCLENDON           /s/ LAWRENCE T. MCDERMOTT
Heath B. McLendon               Lawrence T. McDermott
Chairman and Chief              Vice President and
Executive Officer               Investment Officer

January 10, 1996

Smith Barney Massachusetts Municipals Fund

--------------------------------------------------------------------------------
 HISTORICAL PERFORMANCE  --  CLASS A SHARES

                               Net Asset Value
                             --------------------
                             Beginning     End of      Income       Capital Gain        Return           Total
Year Ended                    of Year       Year      Dividends     Distributions     of Capital      Returns(1)
----------------------------------------------------------------------------------------------------------------
11/30/95                      $ 11.35      $12.96       $0.69           $0.00            $0.00           20.73%
----------------------------------------------------------------------------------------------------------------
11/30/94                        13.26       11.35        0.70            0.06             0.00           (9.07)
----------------------------------------------------------------------------------------------------------------
11/30/93                        12.63       13.26        0.74            0.07             0.00           11.74
----------------------------------------------------------------------------------------------------------------
11/30/92                        12.28       12.63        0.77            0.04             0.04           10.06
----------------------------------------------------------------------------------------------------------------
11/30/91                        11.81       12.28        0.84            0.00             0.01           11.57
----------------------------------------------------------------------------------------------------------------
11/30/90                        12.11       11.81        0.85            0.02             0.00            4.93
----------------------------------------------------------------------------------------------------------------
11/30/89                        11.88       12.11        0.86            0.00             0.00            9.43
----------------------------------------------------------------------------------------------------------------
Inception*- 11/30/88            11.40       11.88        0.82            0.06             0.00           12.25`D'
----------------------------------------------------------------------------------------------------------------
Total                                                   $6.27           $0.25            $0.05
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 HISTORICAL PERFORMANCE  --  CLASS B SHARES

                               Net Asset Value
                             --------------------
                             Beginning     End of      Income       Capital Gain        Return           Total
Year Ended                    of Year       Year      Dividends     Distributions     of Capital      Returns(1)
---------------------------------------------------------------------------------------------------------------------
11/30/95                      $ 11.35      $12.96        $0.63            $0.00           $0.00              20.15%
---------------------------------------------------------------------------------------------------------------------
11/30/94                        13.26       11.35         0.64             0.06            0.00              (9.50)
---------------------------------------------------------------------------------------------------------------------
11/30/93                        12.63       13.26         0.68             0.07            0.00              11.09
---------------------------------------------------------------------------------------------------------------------
Inception*- 11/30/92            12.52       12.63         0.05             0.00            0.00               1.29`D'
---------------------------------------------------------------------------------------------------------------------
Total                                                    $2.00            $0.13           $0.00
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 HISTORICAL PERFORMANCE  --  CLASS C SHARES

                               Net Asset Value
                             --------------------
                             Beginning     End of      Income       Capital Gain        Return           Total
Year Ended                    of Year       Year      Dividends     Distributions     of Capital      Returns(1)
---------------------------------------------------------------------------------------------------------------------
11/30/95                      $ 11.35      $12.95        $0.63            $0.00           $0.00              20.04%
---------------------------------------------------------------------------------------------------------------------
Inception*- 11/30/94            11.34       11.35         0.04             0.00            0.00               0.40`D'
---------------------------------------------------------------------------------------------------------------------
Total                                                    $0.67            $0.00           $0.00
---------------------------------------------------------------------------------------------------------------------

IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS MONTHLY AND CAPITAL GAINS, IF ANY, ANNUALLY.

Smith Barney Massachusetts Municipals Fund

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURN

                                                             Without Sales Charge(1)
                                                       -----------------------------------
                                                       Class A       Class B       Class C
-------------------------------------------------------------------------------------------
Year Ended 11/30/95                                     20.73%        20.15%        20.04%
-------------------------------------------------------------------------------------------
Five Years Ended 11/30/95                                8.54           N/A           N/A
-------------------------------------------------------------------------------------------
Inception* through 11/30/95                              8.71          6.67         19.36
-------------------------------------------------------------------------------------------

                                                              With Sales Charge(2)
                                                       -----------------------------------
                                                       Class A       Class B       Class C
-------------------------------------------------------------------------------------------
Year Ended 11/30/95                                     15.93%        15.65%        19.04%
-------------------------------------------------------------------------------------------
Five Years Ended 11/30/95                                7.66           N/A           N/A
-------------------------------------------------------------------------------------------
Inception* through 11/30/95                              8.14          6.10         19.36
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 CUMULATIVE TOTAL RETURN

                                                             Without Sales Charge(1)
------------------------------------------------------------------------------------
Class A (Inception* through 11/30/95)                                 94.14%
------------------------------------------------------------------------------------
Class B (Inception* through 11/30/95)                                 21.90
------------------------------------------------------------------------------------
Class C (Inception* through 11/30/95)                                 20.53
------------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ('CDSC') with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gains distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.00% and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed less than one year from initial purchase. This CDSC, on Class B shares, declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

`D' Total return is not annualized, as it may not be representative of the total return for the year.

* Inception dates for Class A, B and C shares are December 21, 1987, November 6, 1992 and November 10, 1994, respectively.

Smith Barney Massachusetts Municipals Fund

--------------------------------------------------------------------------------
 HISTORICAL PERFORMANCE (UNAUDITED)

                GROWTH OF $10,000 INVESTED IN CLASS A SHARES OF
               THE SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND VS.
                      LEHMAN MUNICIPAL BOND FUND INDEX AND
                 LIPPER MASSACHUSETTS MUNICIPAL FUND AVERAGE`D'
--------------------------------------------------------------------------------
                        December 1987  --  November 1995



                                     [GRAPH]

                          SMITH BARNEY                                            LIPPER MASSACHUSETTS
                          MASSACHUSETTS               STANDARD & POOR'S               MUNICIPAL FUND
        DATE              MUNICIPAL FUND                  500 INDEX                      AVERAGE
 -----------------      -----------------             ------------------          --------------------
     12/21/87            $ 9,596.00                      $10,000.00                     $10,000.00
     11/30/88             10,771.70                       11,172.49                      10,866.00
     11/30/89             11,787.10                       12,234.19                      11,857.00
     11/30/90             12,367.90                       12,958.09                      12,579.00
     11/30/91             13,798.80                       14,344.84                      13,902.00
     11/30/92             15,186.50                       15,816.69                      15,348.00
     11/30/93             16,970.10                       17,665.41                      17,152.00
     11/30/94             15,430.80                       16,390.83                      16,100.00
     11/30/95             18,629.40                       19,434.63                      18,813.00







`D' Hypothetical illustration of $10,000 invested in Class A shares at inception on December 21, 1987, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through November 30, 1995. The Lehman Municipal Bond Fund Index is a broad based, total return index comprised of 8,000 actual bonds which are all investment grade, fixed rate, long term maturities (greater than two years) and are selected from issues larger than $50 million dated since January, 1984. The Lipper Massachusetts Municipal Fund Average is composed of the Fund's peer group of mutual funds (50 funds as of November 30, 1995). The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

    All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Smith Barney Massachusetts Municipals Fund
--------------------------------------------------------------------------------
 PORTFOLIO HIGHLIGHTS                                          NOVEMBER 30, 1995

INDUSTRY BREAKDOWN



           [PIE CHART]




General Obligations          24.2%
Water and Sewer               3.0%
Housing: Multi-Family         5.5%
Housing: Single-Family        9.5%
Hospital                     20.4%
Miscellaneous                 2.5%
Education                    14.0%
Utilities                    10.7%
Industrial Development        1.6%
Transportation                3.2%
Pollution Control             5.4%






SUMMARY OF INVESTMENTS BY COMBINED RATINGS

                                   STANDARD &       PERCENTAGE OF
      MOODY'S         AND/OR         POOR'S       TOTAL INVESTMENTS
-------------------------------------------------------------------
        Aaa                            AAA               54.4%
         Aa                            AA                10.9
         A                              A                20.0
        Baa                            BBB               12.3
         NR                            NR                 2.4
                                                        -----
                                                        100.0%
                                                        -----
                                                        -----

Smith Barney Massachusetts Municipals Fund
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS                                       NOVEMBER 30, 1995

   FACE
  AMOUNT      RATING                       SECURITY                             VALUE
--------------------------------------------------------------------------------------

MUNICIPAL BONDS AND NOTES  --  100%
EDUCATION  --  14.0%
                       Boston Financing Authority, Industrial
                         Development,
                         Massachusetts College of Pharmacy,
                         CONNIE LEE-Insured:
$  750,000     AAA         5.250% due 10/1/14                             $   720,000
 1,000,000     AAA         5.250% due 10/1/26                                 943,750
 1,425,000     AAA     Chelsea (School Project), AMBAC-Insured,
                         6.000% due 6/15/14                                 1,478,438
   200,000     A       Massachusetts Educational Loan Authority, Loan
                         Revenue, Issue D, Series A, 7.650% due 1/1/07        210,000
                       Massachusetts State Health & Educational
                         Facilities
                         Authority Revenue:
 1,000,000     AAA         Series G, MBIA-Insured, 5.375% due 7/1/24          977,500
   430,000     AAA         Community College Project, Series A,
                             CONNIE LEE-Insured, 6.600% due 10/1/22           457,950
                           Suffolk University, Series B, CONNIE
                             LEE-Insured:
   200,000     AAA           6.250% due 7/1/12                                210,500
 1,575,000     AAA           6.350% due 7/1/22                              1,645,875
   750,000     A*      Massachusetts State Industrial Finance Agency
                         Revenue, Clark University, Series E, 7.000%
                         due 7/1/12                                           826,875
   500,000     AAA     Southeastern Massachusetts University, Series A,
                         AMBAC-Insured, 5.900% due 5/1/12                     526,250
--------------------------------------------------------------------------------------
                                                                            7,997,138
--------------------------------------------------------------------------------------
GENERAL OBLIGATION  --  24.2%
   700,000     AAA     Boston GO, Series A, AMBAC-Insured, 6.500% due
                         7/1/12                                               761,250
   250,000     A-      Brockton Utility, 6.125% due 6/15/18                   254,375
   200,000     A       Commonwealth of Puerto Rico GO, 8.000% due
                         7/1/08                                               221,000
   920,000     AAA     Dedham-Westwood Water District, Refunding Bonds,
                         MBIA-Insured, 5.100% due 10/15/12                    886,650
   500,000     AAA     Fall River GO, MBIA-Insured, 7.200% due 6/1/10         563,125
   500,000     AAA     Gloucester, Municipal Purpose Loan, FSA-Insured,
                         5.500% due 11/15/13                                  496,250
   250,000     AAA     Groveland GO, AMBAC-Insured, 6.850% due 6/15/06        278,125
   470,000     AAA     Haverhill Revenue Bonds, Series A,
                         AMBAC-Insured, 6.700% due 9/1/10                     512,300
   500,000     AAA     Holyoke GO, Series B, FSA-Insured, 6.125% due
                         8/1/13                                               526,250

                                              SEE NOTES TO FINANCIAL STATEMENTS.
                                                                               7

Smith Barney Massachusetts Municipals Fund
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (CONTINUED)                           NOVEMBER 30, 1995

   FACE
  AMOUNT      RATING                       SECURITY                             VALUE
--------------------------------------------------------------------------------------
GENERAL OBLIGATION  --  24.2% (CONTINUED)
                       Lowell GO:
$  500,000     AAA       AMBAC-Insured, 6.000% due 8/1/13                 $   525,000
   500,000     AAA       AMBAC-Insured, 6.000% due 8/1/14                     522,500
   500,000     AAA       Series B, FSA-Insured, 5.600% due 11/1/12            504,375
   250,000     AAA     Mansfield GO, AMBAC-Insured, 6.700% due 1/15/11        270,000
   500,000     AAA     Massachusetts State Health & Educational
                         Facilities
                         Authority Revenue, Capital Asset Program,
                         Series F,
                         MBIA-Insured, 7.300% due 10/1/18                     556,250
   250,000     AAA     North Reading GO, MBIA-Insured, 6.875% due
                         6/15/07                                              275,938
   795,000     A-      Plymouth County COP, Series A, 6.750% due
                         10/1/04                                              890,400
   500,000     AAA     Revere Municipal Purpose Loan, FSA-Insured,
                         6.125% due 6/15/13                                   525,625
   500,000     AAA     Salem GO, AMBAC-Insured, 6.800% due 8/15/10            558,750
   750,000     Baa*    Springfield GO, (School Project Loan), Series B,
                         7.100% due 9/1/11                                    806,250
   485,000     AAA     Webster GO, AMBAC-Insured, 6.700% due 9/1/10           527,437
                       Worcester GO, Refunding & Construction,
                         MBIA-Insured,
                         Series A:
   700,000     AAA         6.400% due 1/1/05                                  760,375
   330,000     AAA         6.450% due 1/1/06                                  358,050
 2,000,000     AAA       Municipal Purpose Loan, Series C, 5.750% due
                           10/1/14                                          2,045,000
    15,000     AAA     Virgin Islands Public Finance Authority Revenue,
                         Matching Funds Loan Note, Marine Midland
                         Series A,
                         7.300% due 10/1/18                                    18,600
   110,000     AAA     Virgin Islands Public Finance Authority Revenue,
                         Series A, Matching Funds Loan Note, Marine
                         Midland, (Pre-Refunded -- Escrowed with U.S.
                         Government Securities to 10/1/00 Call @ 101),
                         7.300% due 10/1/18(a)                                125,950
--------------------------------------------------------------------------------------
                                                                           13,769,825
--------------------------------------------------------------------------------------
HOSPITALS  --  20.4%
   150,000     Aa*     Boston, Revenue Refunding Bonds, Boston City
                         Hospital, FHA-Insured, 5.750% due 2/15/23            148,500
                       Massachusetts State Health & Educational
                         Facilities
                         Authority Revenue:
 1,000,000     AAA         AMBAC-Insured, 6.550% due 6/23/22                1,092,500
   500,000     AAA         CONNIE LEE-Insured, 5.750% due 7/1/14              507,500
   700,000     AAA         Series C, CONNIE LEE-Insured, 7.000% due
                           7/1/06                                             815,500

                      SEE NOTES TO FINANCIAL STATEMENTS.
8

Smith Barney Massachusetts Municipals Fund
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (CONTINUED)                           NOVEMBER 30, 1995

   FACE
  AMOUNT      RATING                       SECURITY                             VALUE
--------------------------------------------------------------------------------------
HOSPITALS  --  20.4% (CONTINUED)
                       Massachusetts State Health & Educational
                         Facilities
                         Authority Revenue (continued):
$  750,000     Baa1*       Addison Gilbert Hospital, Series C, 5.750%
                             due 7/1/23                                   $   688,125
   250,000     A           Beth Israel Hospital, Series E, 7.000% due
                             7/1/14                                           268,125
 1,000,000     A           Brockton Hospital, Series B, 8.100% due
                             7/1/13                                         1,063,750
   750,000     Baa*        Cent New England Health System, Series A,
                             6.300% due 8/1/18                                674,063
 1,000,000     BBB+        Faulkner Hospital, Series C, 6.000% due
                             7/1/13                                           973,750
 1,000,000     AAA         Massachusetts General Hospital, Series F,
                             AMBAC-Insured, 6.250% due 7/1/20               1,056,250
   750,000     AAA         Medical Center, Lahey Clinic, Series B,
                             MBIA-Insured, 5.375% due 7/1/23                  738,750
                           Morton Hospital & Medical Center,
                             CONNIE LEE-Insured, Series B:
 1,000,000     AAA              5.250% due 7/1/14                             953,750
   500,000     AAA              5.500% due 7/1/23                             482,500
 1,000,000     NR          Saint Memorial Medical Center, Series A,
                             6.000%
                             due 10/1/23                                      810,000
   750,000     AAA         South Shore Hospital, Series E,
                             MBIA-Insured,
                             5.500% due 7/1/20                                751,875
   600,000     AAA         University of Massachusetts Medical Center,
                             CONNIE LEE-Insured, 6.000% due 7/1/23            612,750
--------------------------------------------------------------------------------------
                                                                           11,637,688
--------------------------------------------------------------------------------------
HOUSING: MULTI-FAMILY  --  5.5%
   795,000     Baa*    Commonwealth of Puerto Rico, Urban Renewal
                         Housing Revenue Bonds, 7.875% due 10/1/04            906,300
 1,000,000     AAA     Framingham, Housing Authority, Mortgage Revenue,
                         Bever Terrace Apartments, Apartment A,
                         GNMA-Collateralized, 6.650% due 2/20/32            1,028,750
 1,150,000     A+      Massachusetts State Housing Finance Agency,
                         (Housing Project), Series A, 6.375% due 4/1/21     1,170,125
--------------------------------------------------------------------------------------
                                                                            3,105,175
--------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.
                                                                               9

Smith Barney Massachusetts Municipals Fund
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (CONTINUED)                           NOVEMBER 30, 1995

   FACE
  AMOUNT      RATING                       SECURITY                             VALUE
--------------------------------------------------------------------------------------
HOUSING: SINGLE-FAMILY  --  9.5%
                       Massachusetts State Housing Finance Agency,
                         Housing Revenue, Single-Family Housing:
$  500,000     Aa*         Series 41, 6.300% due 12/1/14                  $   515,625
   965,000     AAA         Series 14, FHA-Insured, 7.700% due 12/1/14       1,021,694
 1,000,000     AAA         Series A, MBIA-Insured, 5.950% due 12/1/14       1,015,000
   100,000     Aa*         Series 5, 8.375% due 6/1/15                        104,875
   600,000     Aa*         Series 18, 7.350% due 12/1/16                      644,250
 1,000,000     Aa*         Series 31, 6.450% due 12/1/16                    1,036,250
 1,000,000     Aa*         Series 38, 7.200% due 12/1/26                    1,070,000
--------------------------------------------------------------------------------------
                                                                            5,407,694
--------------------------------------------------------------------------------------
INDUSTRIAL DEVELOPMENT  --  1.6%
                       Massachusetts State Industrial Finance Agency
                         Revenue:
   250,000     Baa1*     Series A, 6.300% due 7/1/05                          263,438
   100,000     AAA       Guaranteed Loan, Series A, 7.875% due 5/1/07         101,961
   500,000     NR        S.E. Massachusetts Project, Recovery Revenue,
                           Series A, 9.000% due 7/1/15                        560,000
--------------------------------------------------------------------------------------
                                                                              925,399
--------------------------------------------------------------------------------------
MISCELLANEOUS  --  2.5%
   100,000     A-1+    Commonwealth of Puerto Rico GO, 3.450% due
                         12/1/15                                              100,000
   500,000     A+      Massachusetts State Convention Center Authority,
                         Series A, 5.375% due 9/1/13                          497,500
   250,000     AAA     Massachusetts State Industrial Finance Agency
                         Revenue, Concord Academy, FSA-Insured, 6.900%
                         due 9/1/21                                           275,000
   500,000     Baa3*   Puerto Rico, Port Authority Revenue, 6.300% due
                         6/1/23                                               509,375
--------------------------------------------------------------------------------------
                                                                            1,381,875
--------------------------------------------------------------------------------------
POLLUTION CONTROL  --  5.4%
 1,000,000     Baa2*   Massachusetts State Industrial Finance Agency
                         Revenue, Edison, 5.875% due 8/1/08                 1,010,000
 1,500,000     Aa*     Massachusetts State Water Pollution, Series A,
                         6.375% due 2/1/15                                  1,612,500
   415,000     Baa1*   Puerto Rico Industrial, Medical & Environmental
                         Pollution Control Facilities, Finance
                         Authority Revenue Bonds, Special Facilities,
                         American Airlines, Series A,
                         8.750% due 12/1/25                                   432,169

                      SEE NOTES TO FINANCIAL STATEMENTS.
10

Smith Barney Massachusetts Municipals Fund
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (CONTINUED)                           NOVEMBER 30, 1995

   FACE
  AMOUNT      RATING                       SECURITY                             VALUE
--------------------------------------------------------------------------------------
POLLUTION CONTROL  --  5.4% (CONTINUED)
$   30,000     A1*     Springfield Industrial Development Finance
                         Authority, PCR, (Monsanto Company Project),
                         9.100% due 11/1/04                               $    34,800
--------------------------------------------------------------------------------------
                                                                            3,089,469
--------------------------------------------------------------------------------------
TRANSPORTATION  --  3.2%
   750,000     BBB     Guam Apartment Authority Revenue, Series A,
                         6.500% due 10/1/23                                   751,873
 1,065,000     A+      Massachusetts Bay Transportation Authority,
                         Series C, 6.100% due 3/1/23                        1,095,619
--------------------------------------------------------------------------------------
                                                                            1,847,492
--------------------------------------------------------------------------------------
UTILITIES  --  10.7%
   280,000     A       Boston Water & Sewer Commission Revenue,
                         7.750%, due 11/1/06                                  294,632
   300,000     AAA     Lynn Water & Sewer Commission, General Revenue,
                         FGIC-Insured, 5.500% due 12/1/10                     307,500
                       Massachusetts Municipal Wholesale Electric
                         Company, Power Supply Revenue:
 1,000,000     AAA         Series B, MBIA-Insured, 5.000% due 7/1/17          947,500
 2,000,000     A*          Series D, 6.125% due 7/1/19                      2,060,000
                       Massachusetts State Water Resource Authority,
                       Series B:
 1,420,000     A         6.250% due 11/1/10                                 1,501,650
 1,000,000     A         5.500% due 3/1/17                                    983,750
--------------------------------------------------------------------------------------
                                                                            6,095,032
--------------------------------------------------------------------------------------
WATER & SEWER  --  3.0%
 1,500,000     AAA     South Essex, Sewer District, Series B,
                         MBIA-Insured, 7.000% due 6/1/24                    1,710,000
--------------------------------------------------------------------------------------
                       TOTAL INVESTMENTS  --  100%
                       (Cost  --  $54,683,858)(b)                         $56,966,787
--------------------------------------------------------------------------------------

(a) Pre-Refunded bonds escrowed by U.S. Government Securities and bonds escrowed to maturity by U.S. Government Securities are considered by the investment adviser to be triple-A rated even if issuer has not applied for new ratings.

(b) Aggregate cost for Federal income tax purposes is substantially the same.

    See pages 12 and 13 for definitions of ratings and certain security descriptions.

                                              SEE NOTES TO FINANCIAL STATEMENTS.
                                                                              11

Smith Barney Massachusetts Municipals Fund

--------------------------------------------------------------------------------
 BOND RATINGS

All ratings are by Standard & Poor's Corporation ('Standard & Poor's'), except those identified by an asterisk (*) are rated by Moody's Investors Services ('Moody's'). The definitions of the applicable rating symbols are set forth below:

Standard &  Poor's   --   Ratings from  'AA' to  'BBB' may  be modified  by  the
addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA                    --  Bonds rated 'AAA' have the highest  rating assigned by Standard &  Poor's.
                           Capacity to pay interest and repay principal is extremely strong.
AA                     --  Bonds  rated 'AA' have  a very strong  capacity to pay  interest and repay principal and differs from the highest rated issue only in a small degree.
A                      --  Bonds rated 'A' have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances  and  economic  conditions  than  debt  in  higher  rated categories.
BBB                    --  Bonds  rated  'BBB' are  regarded as  having an  adequate capacity  to pay interest and  repay  principal.  Whereas they  normally  exhibit  adequate
                           protection   parameters,   adverse   economic   conditions   or   changing
                           circumstances are  more likely  to  lead to  a  weakened capacity  to  pay interest  and repay  principal for  debt in  this category  than in higher rated categories.
B                      --  Bonds rated 'B' have a greater vulnerability to default but currently have the capacity to  meet interest  payments and  principal payments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness  to pay interest and repay  principal. The 'B' rating category is also used  for debt  subordinated to senior  debt that  is assigned  an actual or implied 'BB' or 'BB - ' rating.

Moody's                --  Numerical  modifiers 1, 2 and 3 may be applied to each generic rating from
                           'Aa' to 'Baa,' where 1 is the highest and 3 the lowest ranking within  its generic category.
Aaa                    --  Bonds  that are  rated 'Aaa' are  judged to  be of the  best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt  edge.' Interest  payments are  protected  by a  large or  by  an exceptionally  stable margin  and principal  is secure.  While the various protective  elements  are  likely  to  change,  such  changes  as  can  be visualized  are most unlikely to  impair the fundamentally strong position of such issues.
Aa                     --  Bonds that  are  rated 'Aa'  are  judged to  be  of high  quality  by  all standards.  Together with the 'Aaa' group they comprise what are generally known as  high grade  bonds. They  are  rated lower  than the  best  bonds because  margins of protection  may not be  as large in  Aaa securities or fluctuation of protective elements  may be of  greater amplitude or  there may  be other  elements present  which make the  long -  term risks appear somewhat larger than in Aaa securities.
A                      --  Bonds that are rated 'A' possess many favorable investment attributes  and are  to be  considered as upper  medium grade  obligations. Factors giving security to principal  and interest are  considered adequate but  elements may  be present which suggest a  susceptibility to impairment some time in the future.
Baa                    --  Bonds that are  rated 'Baa'  are considered as  medium grade  obligations,
                           i.e.,  they  are neither  highly  protected nor  poorly  secured. Interest payments and  principal  security  appear adequate  for  the  present  but certain  protective elements may  be lacking or  may be characteristically unreliable over  any great  length of  time. Such  bonds lack  outstanding investment characteristics and in fact have speculative characteristics as well.

NR                     --  Indicates that the bond is not rated by Standard & Poor's or Moody's.

Smith Barney Massachusetts Municipals Fund

--------------------------------------------------------------------------------
 SHORT-TERM SECURITIES RATINGS

SP-1                  --  Standard  & Poor's highest rating indicating very strong or strong capacity
                          to  pay  principal  and  interest;  those  issues  determined  to   possess
                          overwhelming safety characteristics are denoted with a plus (+) sign.
A-1                   --  Standard  &  Poor's  highest  commercial  paper  and  variable-rate  demand obligation (VRDO) rating  indicating that  the degree  of safety  regarding timely  payment  is  either  overwhelming  or  very  strong;  those  issues determined to possess overwhelming safety characteristics are denoted  with a plus (+) sign.
VMIG 1                --  Moody's highest rating for issues having a demand feature  --  VRDO.
P-1                   --  Moody's  highest  rating for  commercial paper  and for  VRDO prior  to the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
 SECURITY DESCRIPTIONS

ABAG             --  Association of Bay Area Governors     HFA              --  Housing Finance Authority
AIG              --  American International Guaranty       IDA              --  Industrial Development
AMBAC            --  American Municipal Bond                                    Authority
                     Assurance Corporation                 IDB              --  Industrial Development Board
BAN              --  Bond Anticipation Notes               IDR              --  Industrial Development
BIG              --  Bond Investors Guaranty                                    Revenue
CGIC             --  Capital Guaranty Insurance            INFLOS           --  Inverse Floaters
                     Company                               ISD              --  Independent School District
CHFCLI           --  California Health Facility            LOC              --  Letter of Credit
                     Construction Loan Insurance           MBIA             --  Municipal Bond Investors
CONNIE LEE       --  College Construction Loan                                  Assurance Corporation
                     Insurance Association                 MVRICS           --  Municipal Variable Rate Inverse
COP              --  Certificate of Participation                               Coupon Security
EDA              --  Economic Development Authority        PCR              --  Pollution Control Revenue
ETM              --  Escrowed To Maturity                  PSF              --  Permanent School Fund
FLAIRS           --  Floating Adjustable Interest          RAN              --  Revenue Anticipation Notes
                     Rate Securities                       RIBS             --  Residual Interest Bonds
FGIC             --  Financial Guaranty Insurance          RITES            --  Residual Interest Tax-Exempt
                     Company                                                    Securities
FHA              --  Federal Housing Administration        TAN              --  Tax Anticipation Notes
FHLMC            --  Federal Home Loan Mortgage            TECP             --  Tax-Exempt Commercial Paper
                     Corporation                           TOB              --  Tender Option Bonds
FNMA             --  Federal National Mortgage             TRAN             --  Tax and Revenue Anticipation
                     Association                                                Notes
FRTC             --  Floating Rate Trust Certificates      SYCC             --  Structured Yield Curve
FSA              --  Federal Savings Association                                Certificate
GIC              --  Guaranteed Investment Contract        VA               --  Veterans Administration
GNMA             --  Government National Mortgage          VRDD             --  Variable Rate Daily Demand
                     Association                           VRWE             --  Variable Rate Wednesday
GO               --  General Obligation                                         Demand
HDC              --  Housing Development
                     Corporation


Smith Barney Massachusetts Municipals Fund

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES                           NOVEMBER 30, 1995

ASSETS:
   Investments, at value (Cost  -- $54,683,858)                            $56,966,787
   Cash                                                                         35,271
   Interest receivable                                                       1,189,243
   Receivable for Fund shares sold                                              31,351
   Receivable for securities sold                                               25,000
--------------------------------------------------------------------------------------
   TOTAL ASSETS                                                             58,247,652
--------------------------------------------------------------------------------------
LIABILITIES:
   Distribution fees payable                                                    47,790
   Payable for Fund shares purchased                                            12,950
   Investment advisory fees payable                                              9,301
   Administration fees payable                                                   5,335
   Accrued expenses                                                            141,443
--------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                           216,819
--------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                           $58,030,833
--------------------------------------------------------------------------------------
NET ASSETS:
   Par value of shares of beneficial interest                              $     4,478
   Capital paid in excess of par value                                      56,334,707
   Accumulated net realized loss on security transactions                     (591,281)
   Net unrealized appreciation of investments                                2,282,929
--------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                           $58,030,833
--------------------------------------------------------------------------------------
SHARES OUTSTANDING:
   Class A                                                                   2,249,537
   Class B                                                                   2,217,041
   Class C                                                                      11,243
NET ASSET VALUE:
   Class A (and redemption price)                                               $12.96
   Class B *                                                                    $12.96
   Class C **                                                                   $12.95
CLASS A MAXIMIUM PUBLIC OFFERING PRICE PER SHARE
   (net asset value plus 4.17% of net asset value per share)                    $13.50
--------------------------------------------------------------------------------------

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed less than one year from initial purchase (See Note 2).
** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      SEE NOTES TO FINANCIAL STATEMENTS.
14

Smith Barney Massachusetts Municipals Fund

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS                    FOR THE YEAR ENDED NOVEMBER 30, 1995

INVESTMENT INCOME:
   Interest                                                                $ 3,414,891
--------------------------------------------------------------------------------------
EXPENSES:
   Distribution fees (Note 2)                                                  214,153
   Investment advisory fees (Note 2)                                           190,675
   Administration fees (Note 2)                                                109,514
   Audit and legal                                                              52,760
   Shareholder and system servicing fees                                        25,067
   Trustees' fees                                                               14,250
   Registration fees                                                            14,000
   Custody                                                                      12,739
   Shareholder communications                                                   10,000
   Pricing service fees                                                          5,280
   Other                                                                        69,941
--------------------------------------------------------------------------------------
   TOTAL EXPENSES                                                              718,379
   Less: Fee waiver (Note 2)                                                  (130,442)
--------------------------------------------------------------------------------------
   NET EXPENSES                                                                587,937
--------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        2,826,954
--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Realized Loss From Security Transactions
   (excluding short-term securities):
      Proceeds from sales                                                    7,349,461
      Cost of securities sold                                                7,494,505
   NET REALIZED LOSS                                                          (145,044)
   Change in Net Unrealized Appreciation (Depreciation) of
   Investments:
      Beginning of year                                                     (5,077,544)
      End of year                                                            2,282,929
   INCREASE IN NET UNREALIZED APPRECIATION                                   7,360,473
NET GAIN ON INVESTMENTS                                                      7,215,429
INCREASE IN NET ASSETS FROM OPERATIONS                                     $10,042,383

                                              SEE NOTES TO FINANCIAL STATEMENTS.
                                                                              15

Smith Barney Massachusetts Municipals Fund

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS             FOR THE YEARS ENDED NOVEMBER 30

                                                           1995                1994
OPERATIONS:
  Net investment income                                  $ 2,826,954         $ 2,912,123
  Net realized loss                                         (145,044)           (446,237)
  Increase (decrease) in net unrealized appreciation       7,360,473          (7,763,594)
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       10,042,383          (5,297,708)
DISTRIBUTIONS TO
SHAREHOLDERS FROM (NOTE 3):
  Net investment income                                   (2,792,554)         (2,939,854)
  Overdistribution of net investment income                  (99,356)                 --
  Net realized gains                                              --            (251,796)
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS                                          (2,891,910)         (3,191,650)
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares                         7,850,525          11,838,897
  Net asset value of shares issued for reinvestment
    of dividends                                           1,841,633           2,104,556
  Cost of shares reacquired                               (9,799,797)         (9,374,645)
  INCREASE (DECREASE) IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS                                 (107,639)          4,568,808
INCREASE (DECREASE) IN NET ASSETS                          7,042,834          (3,920,550)
NET ASSETS:
  Beginning of year                                       50,987,999          54,908,549
  END OF YEAR*                                           $58,030,833         $50,987,999
* Includes overdistributed net investment income of:              --           $ (34,400)

                      SEE NOTES TO FINANCIAL STATEMENTS.
16

Smith Barney Massachusetts Municipals Fund

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS

    1.  SIGNIFICANT ACCOUNTING POLICIES

    Smith Barney Massachusetts Municipals Fund ('Fund'), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

    The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on the trade date; (b) securities are valued at the mean between the quoted bid and asked prices by an independent pricing service; (c) short-term securities and securities that have a maturity of 60 days or less are valued at cost plus accreted discount or minus amortized premium, which approximates market value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on the accrual basis; market discount is recognized upon the disposition of the security; (f) direct expenses are charged to the Fund and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) in accordance with Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, book and tax basis differences relating to shareholder distributions and other permanent book and tax differences are reclassified to paid-in capital. As of November 30, 1995, the cumulative effect of such differences, totaling $99,356, were reclassified to paid-in capital from overdistribution of net investment income. Net investment income, net realized gains, and net assets were not affected by this change; and (i) certain prior year numbers have been restated to reflect current year's presentation. Net investment income, net realized gains, and net assets were not affected by this change.

    2. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION AGREEMENT
       AND OTHER TRANSACTIONS

    Smith Barney Mutual Funds Management Inc. ('SBMFM'), a subsidiary of Smith Barney Holdings Inc. ('SBH'), acts as investment adviser to the Fund. Effective November 17, 1995, the investment advisory fee declined from 0.35% to 0.30%. The fee is calculated at an annual rate based on the Fund's average daily net assets and is paid by the Fund to SBMFM. This fee is calculated daily

Smith Barney Massachusetts Municipals Fund

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED) and paid monthly. For the year ended November 30, 1995, the Fund waived $82,803 of its investment advisory fees.

    SBMFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million and 0.18% of the average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly. For the year ended November 30, 1995, the Fund waived $47,639 of its administration fees.

    In addition, The Boston Company Advisors, Inc. ('Boston Advisors'), an indirect wholly owned subsidiary of Mellon Bank Corporation, acted as sub-administrator to the Fund. SBMFM paid Boston Advisors a portion of its administration fee at a rate agreed upon from time to time between SBMFM and Boston Advisors. As of June 19, 1995, this relationship was terminated.

    Smith Barney Inc. ('SB'), another subsidiary of SBH, acts as distributor of the Fund's shares. For the year ended November 30, 1995, SB received sales charges of approximately $42,000 on sales of the Fund's Class A shares.

    There is a contingent deferred sales charge ('CDSC') of 4.50% on Class B shares, which applies if redemption occurs less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. For the year ended November 30, 1995, CDSCs paid to SB for Class C shares were approximately $61,000.

    Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets for each class. In addition, the Fund pays a distribution fee with respect to its Class B and C shares calculated at the annual rates of 0.50% and 0.55%, respectively, of the average daily net assets for each class. For the year ended November 30, 1995, total Distribution Plan fees incurred were:

                                                 CLASS A       CLASS B        CLASS C
Distribution Plan Fees                           $42,539       $171,242        $372

    All officers and one Trustee of the Fund are employees of SB.

Smith Barney Massachusetts Municipals Fund

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

    3.  EXEMPT-INTEREST DIVIDENDS AND OTHER DISTRIBUTIONS

    The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax, to retain such tax-exempt status when distributed to the shareholders of the Fund.

    Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

    4.  CONCENTRATION OF CREDIT

    The Fund primarily invests in debt obligations issued by the Commonwealth of Massachusetts and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of the Massachusetts municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

    5.  INVESTMENTS

    For the year ended November 30, 1995, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term investments) were as follows:

  Purchases                                                               $5,288,107
  Sales                                                                    7,349,461

    At November 30, 1995, the aggregate gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

  Gross unrealized appreciation                                           $2,686,455
  Gross unrealized depreciation                                             (403,526)
  Net unrealized appreciation                                             $2,282,929

    6.  CAPITAL LOSS CARRYFORWARDS

    At November 30, 1995, the Fund had for Federal tax purposes approximately $591,281 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

Smith Barney Massachusetts Municipals Fund

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

    The amount and year of the expiration for each carryforward loss is indicated below:

                                                             11/30/02       11/30/03
Carryforward Amount                                          $446,237       $145,044

    7.  SHARES OF BENEFICIAL INTEREST

    As of November 30, 1995, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. At November 30, 1995, total paid-in capital amounted to the following for each class:

                                              CLASS A           CLASS B         CLASS C
Total Paid-in Capital                       $27,475,799       $28,728,173       $135,213

    Transactions in shares of each class were as follows:

                                                 YEAR ENDED                 YEAR ENDED
                                              NOVEMBER 30, 1995         NOVEMBER 30, 1994*
                                           -----------------------    -----------------------
                                            SHARES       AMOUNT        SHARES       AMOUNT
CLASS A
Shares sold                                 203,917    $ 2,524,279     354,792    $ 4,489,952
Shares issued on reinvestment                82,621      1,022,258     102,427      1,278,000
Shares redeemed                            (472,105)    (5,793,837)   (479,403)    (5,970,026)
Net Decrease                               (185,567)   $(2,247,300)    (22,184)   $  (202,074)
CLASS B
Shares sold                                 421,164    $ 5,187,847     577,550    $ 7,273,945
Shares issued on reinvestment                65,930        817,336      66,328        826,518
Shares redeemed                            (321,620)    (3,925,753)   (274,929)    (3,404,619)
Net Increase                                165,474    $ 2,079,430     368,949    $ 4,695,844
CLASS C
Shares sold                                  11,151    $   138,399       6,614    $    75,000
Shares issued on reinvestment                   166          2,039           3             38
Shares redeemed                              (6,691)       (80,207)         --             --
Net Increase                                  4,626    $    60,231       6,617    $    75,038

* For Class C shares, transactions are for the period from November 10, 1994 (inception date) to November 30, 1994.

Smith Barney Massachusetts Municipals Fund

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

FOR  A SHARE  OF EACH CLASS  OF BENEFICIAL INTEREST  OUTSTANDING THROUGHOUT EACH
YEAR:

CLASS A SHARES                              1995         1994        1993(1)       1992        1991
NET ASSET VALUE, BEGINNING OF YEAR          $11.35       $13.26      $12.63        $12.28      $11.81
INCOME (LOSS) FROM OPERATIONS:
 Net investment income (2)                    0.69         0.70        0.72          0.77        0.84
 Net realized and unrealized gain
 (loss)                                       1.61        (1.85)       0.72          0.43        0.48
Total Income (Loss) From Operations           2.30        (1.15)       1.44          1.20        1.32
LESS DISTRIBUTIONS FROM:
 Net investment income                       (0.68)       (0.69)      (0.73 )       (0.77)      (0.84)
 Overdistribution of net investment
 income                                      (0.01)       (0.01)      (0.01 )          --          --
 Net realized gains                             --        (0.06)      (0.07 )       (0.04)         --
 Capital                                        --           --          --         (0.04)      (0.01)
Total Distributions                          (0.69)       (0.76)      (0.81 )       (0.85)      (0.85)
NET ASSET VALUE, END OF YEAR                $12.96       $11.35      $13.26        $12.63      $12.28
TOTAL RETURN                                 20.73%       (9.07)%     11.74 %       10.06%      11.57%
NET ASSETS, END OF YEAR (000S)             $29,159      $27,634      $32,592      $27,354     $19,621
RATIOS TO AVERAGE NET ASSETS:
 Expenses (2)                                 0.83%        0.81%       0.82 %        0.71%       0.66%
 Net investment income                        5.42         5.55        5.49          6.12        6.89
PORTFOLIO TURNOVER RATE                         10%          37%         10 %          73%         87%

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for this year since use of the undistributed method does not accord with results of operations.
(2) The investment adviser waived all or part of its fees for the five years ended November 30, 1995. If such fees were not waived, the per share decreases in net investment income and expense ratios would have been as follows:

                                 Per Share Decreases                          Expense Ratios
                               in Net Investment Income                    Without Fee Waivers
                        --------------------------------------    --------------------------------------
                         1995    1994    1993    1992    1991      1995    1994    1993    1992    1991
                        ------  ------  ------  ------  ------    ------  ------  ------  ------  ------
   Class A              $0.03   $0.04   $0.05   $0.08   $0.07     1.07%   1.09%   1.18%   1.32%   1.28%

Smith Barney Massachusetts Municipals Fund

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE  OF EACH CLASS  OF BENEFICIAL INTEREST  OUTSTANDING THROUGHOUT  EACH
YEAR:

                                                    CLASS B SHARES                      CLASS C SHARES
                                      -------------------------------------------     ------------------
                                       1995        1994        1993       1992(1)      1995      1994(2)
NET ASSET VALUE, BEGINNING OF YEAR     $11.35      $13.26      $12.63     $12.52      $11.35      $11.34
INCOME (LOSS) FROM OPERATIONS:
 Net investment income (3)               0.63        0.63        0.66       0.06        0.63        0.05
 Net realized and unrealized gain
   (loss)                                1.61       (1.84)       0.72       0.10        1.60       --
Total Income (Loss) From
 Operations                              2.24       (1.21)       1.38       0.16        2.23        0.05
LESS DISTRIBUTIONS FROM:
 Net investment income                  (0.62)      (0.63)      (0.67)     (0.05 )     (0.63)      (0.04)
 Overdistribution of net
   investment income                    (0.01)      (0.01)      (0.01)        --       (0.00)*     (0.00)*
 Net realized gains                        --       (0.06)      (0.07)        --       --          --
Total Distributions                     (0.63)      (0.70)      (0.75)     (0.05 )     (0.63)      (0.04)
NET ASSET VALUE, END OF YEAR           $12.96      $11.35      $13.26     $12.63      $12.95      $11.35
TOTAL RETURN                            20.15%      (9.50)%     11.09%      1.29%`DD'  20.04%      0.40%`DD'
NET ASSETS, END OF YEAR (000S)        $28,726     $23,279     $22,317     $2,938        $146        $75
RATIOS TO AVERAGE NET ASSETS:
 Expenses (3)                            1.35%       1.32%       1.31%      1.34%`D'    1.35%       1.36%`D'
 Net investment income                   4.94        5.04        4.99       5.49`D'     4.65        5.00`D'
PORTFOLIO TURNOVER RATE                    10%         37%         10%        73%         10%         37%

(1) For the period from November 6, 1992 (inception date) to November 30, 1992.
(2) For the period from November 10, 1994 (inception date) to November 30, 1994.
(3) The investment adviser has waived all or part of its fees for the three years ended November 30, 1995 and the period ended November 30, 1992. If such fees were not waived, the per share decreases in net investment income and expense ratios would have been as follows:

                                Per Share Decreases                          Expense Ratios
                             in Net Investment Income                      Without Fee Waivers
                         ---------------------------------      -----------------------------------------
                         1995      1994     1993     1992        1995     1994     1993         1992
                         -----    ------    -----    -----      ------   ------   ------       -----
   Class B               $0.04    $ 0.03    $0.05    $0.01      1.59%    1.60%    1.68%       1.94%`D'
   Class C                0.04      0.00*      --       --      1.58     1.63`D'    --          --

*    Amount represents less than $0.01 per share.
`DD' Total  return is  not annualized,  as it may  not be  representative of the total return for the year.
`D'  Annualized.

Smith Barney Massachusetts Municipals Fund

--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Massachusetts Municipals Fund as of November 30, 1995, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended November 30, 1994 and the financial highlights for each of the years in the four-year period then ended, were audited by other auditors whose report thereon, dated January 12, 1995 expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian. As to securities sold but not delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Smith Barney Masschusetts Municipals Fund as of November 30, 1995, and the results of its operations, changes in its net assets and its financial highlights for the year then ended, in conformity with generally accepted accounting principles.


                                            /s/ KPMG Peat Marwick LLP


New York, New York
January 17, 1996

Smith Barney Massachusetts Municipals Fund

--------------------------------------------------------------------------------
 ADDITIONAL INFORMATION

     Change in Independent Auditor: On February 8, 1995, based upon the recommendation of the Audit Committee of the Fund, the Board of Trustees determined not to retain Coopers & Lybrand, L.L.P. ('Coopers & Lybrand') as the Fund's independent auditor and voted to appoint KPMG Peat Marwick LLP. During the Fund's two most recent fiscal years, Coopers & Lybrand's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with Coopers & Lybrand on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Coopers & Lybrand, would have caused it to make references to the subject matter of such disagreements in connection with its audit reports. The Fund has requested Coopers & Lybrand to provide a letter to the Securities & Exchange Commission stating whether Coopers & Lybrand agrees with the foregoing statements, and to provide the Fund with a copy of such letter. A copy of this letter is available upon request by calling the Fund at
(212) 723-9218.

--------------------------------------------------------------------------------
 TAX INFORMATION (UNAUDITED)

     96.56% of the dividends paid by the Fund from net investment income for the year ended November 30, 1995, are tax-exempt for regular Federal income tax purposes.

SMITH BARNEY                                          [LOGO]
MASSACHUSETTS
MUNICIPALS FUND


TRUSTEES                                INVESTMENT ADVISER
Herbert Barg                            Smith Barney Mutual Funds
Alfred J. Bianchetti                    Management Inc.
Martin Brody
Dwight B. Crane
Burt N. Dorsett                         DISTRIBUTOR
Elliot S. Jaffe                         Smith Barney Inc.
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon                       CUSTODIAN
Cornelius C. Rose, Jr.                  PNC Bank

OFFICERS                                SHAREHOLDER
Heath B. McLendon                       SERVICING AGENT
Chairman of the Board                   First Data Investor Services Group, Inc.
and Investment Officer                  P.O. Box 9134
                                        Boston, MA 02205-9134
Jessica Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Lawrence T. McDermott
Vice President and
Investment Officer

Karen L. Mahoney-Malcomson
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary


This report is submitted for the general information of the shareholders of Smith Barney Massachusetts Municipals Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

SMITH BARNEY MASSACHUSETTS
MUNICIPALS FUND
388 Greenwich Street
New York, New York 10013

FD0302 1/96






                              STATEMENT OF DIFFERENCES

                   The double dagger symbol shall be expressed as `DD' The dagger symbol shall be expressed as `D'